Document and Entity Information	Feb. 10, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	BERKLEY W R CORP
Amendment Flag	false
Entity Central Index Key	0000011544
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-15202
Entity Tax Identification Number	22-1867895
Entity Address, Address Line One	475 Steamboat Road
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	629-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.20 per share
Trading Symbol	WRB
Security Exchange Name	NYSE
Subordinated Debentures Due 20565.9 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.900% Subordinated Debentures due 2056
Trading Symbol	WRB-PC
Security Exchange Name	NYSE
Subordinated Debentures Due 20565.75 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Subordinated Debentures due 2056
Trading Symbol	WRB-PD
Security Exchange Name	NYSE
Subordinated Debentures Due 20585.70 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.70% Subordinated Debentures due 2058
Trading Symbol	WRB-PE
Security Exchange Name	NYSE
Subordinated Debentures Due 20595.10 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.10% Subordinated Debentures due 2059
Trading Symbol	WRB-PF
Security Exchange Name	NYSE
Subordinated Debentures Due 2060425 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.25% Subordinated Debentures due 2060
Trading Symbol	WRB-PG
Security Exchange Name	NYSE